Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
List Of Accounting Policies [Abstract]
Summary of Useful Lives Applied to the Group's Intangible Assets	A summary of the useful lives applied to the Group’s intangible assets is as follows:

Intangible assets	Useful life (years)
Intellectual property rights	8-20
Licenses	3-20
Software	3-8

Summary of Property, Plant and Equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	7-18

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2022	104.1	198.3	94.3	396.7
Additions	100.2	46.7	182.3	329.2
Disposals	—	(1.1)	(0.5)	(1.6)
Reclassifications	12.0	28.2	(40.2)	—
Currency differences	0.7	0.9	(0.4)	1.2
As of December 31, 2022	217.0	273.0	235.5	725.5
As of January 1, 2023	217.0	273.0	235.5	725.5
Additions	9.7	50.3	189.4	249.4
Acquisition of subsidiaries and businesses	—	2.1	—	2.1
Disposals	—	(2.4)	(0.2)	(2.6)
Reclassifications	9.3	22.3	(31.6)	—
Currency differences	(0.6)	(1.2)	(3.6)	(5.4)
As of December 31, 2023	235.4	344.1	389.5	969.0

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2022	14.2	60.0	—	74.2
Depreciation	7.8	34.6	—	42.4
Disposals	—	(0.4)	—	(0.4)
Currency differences	—	0.1	—	0.1
As of December 31, 2022	22.0	94.3	—	116.3
As of January 1, 2023	22.0	94.3	—	116.3
Depreciation	14.4	83.3	—	97.7
Disposals	—	(1.7)	—	(1.7)
Currency differences	(0.2)	(0.3)	—	(0.5)
As of December 31, 2023	36.2	175.6	—	211.8

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2022	195.0	178.7	235.5	609.2
As of December 31, 2023	199.2	168.5	389.5	757.2

Summary of Estimated Useful Lives of the Assets or Shorter Lease Term
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets or shorter lease term, as follows:

Right-of-use assets	Useful life or shorter lease term (years)
Buildings	2-25
Equipment, tools and installations	2-5
Production facilities	2-3
Automobiles	3-4

Summary of Standards Applied for the First Time
In 2023, the following potentially relevant new and amended standards and interpretations became effective, but did not have a material impact on our consolidated financial statements:

Standards / Interpretations	Date of application
IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IFRS 17 Insurance contracts: Initial Application of IFRS 17 and IFRS 9 – Comparative Information	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IAS 12 Income taxes: International Tax Reform – Pillar Two Model Rules	January 1, 2023

Summary of Standards Issued but Not Yet Effective
The new and amended standards and interpretations that are issued but not yet effective by the date of issuance of the financial statements and that might have an impact on our financial statements are disclosed below. We have not adopted any standards early and intend to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standards / Interpretations	Date of application
Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements	January 1, 2024
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current	January 1, 2024
Amendments to IAS 1 Presentation of Financial Statements: Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025